30. Segment Information (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfSegmentInformationLineItems [Line Items]
Fixed and intangible assets	R$ 709,302	R$ 440,769
United States
SummaryOfSegmentInformationLineItems [Line Items]
Fixed and intangible assets	511,912	264,478
Mexico
SummaryOfSegmentInformationLineItems [Line Items]
Fixed and intangible assets	109,034	103,051
Uruguay
SummaryOfSegmentInformationLineItems [Line Items]
Fixed and intangible assets	65,876	67,251
Venezuela
SummaryOfSegmentInformationLineItems [Line Items]
Fixed and intangible assets	R$ 22,480	R$ 5,989